Merger Agrrement with Special Purpose Acquisition Company (“Spac”) (Details) - Schedule of Fair Value of the Identifiable Net Assets - RNER [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares [1]
Schedule of Fair Value of the Identifiable Net Assets [Line Items]
Shares issued to RNER shareholders (in Shares) | shares	453,321
Closing price of the Company’s share on Nasdaq as of March 1, 2023 (in Dollars per share) | $ / shares	$ 15.9
Fair value of the Company’s shares issued to RNER shareholders	$ 7,208
Public Warrants issued to RNER shareholders (in Shares) | shares	1,550,784
Closing price of the Company’s warrants on Nasdaq as of March 1, 2023 (in Dollars per share) | $ / shares	$ 1.7
Private Warrants issued to RNER shareholders (in Shares) | shares	53,599
Fair Value of the Company’s warrants on as of March 1, 2023 (in Dollars per share) | $ / shares	$ 1.33
Fair value of the Company’s warrants issued to RNER shareholders	$ 2,711
RNER assets	588
RNER liabilities	(2,981)
Net assets of RNER	(2,393)
IFRS 2 Listing expenses	$ 12,312

[1]	Shares and per shares amounts have been retroactively adjusted to reflect the reverse stock splits as described in note 20a.